DISCONTINUED OPERATIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 lawsuit	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Net impairment and restructuring charges in discontinued operations	$ 6	$ 1	$ 12
Employee severance, lease termination and other exit costs			7
Increase (decrease) in long-lived assets estimated fair value			3
Reduction in reserves	17	0	0
Write-down of goodwill	6	0
Net operating revenues and income (loss) before income taxes
Net operating revenues	216	240	419
Income (loss) before income taxes	(41)	10	(9)
Expense related to the settlement of lawsuits	14
Number of lawsuits	2
Expected recoveries from reinsurance carriers	10
Reserves for hurricane Katrina related lawsuits		5
Litigation and investigation costs	17
Net impairment and restructuring charges in discontinued operations	6	1	12
Increase (decrease) in long-lived assets estimated fair value			3
NorthShore
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Cash proceeds from disposal of owned assets		16
Net impairment and restructuring charges in discontinued operations		1
Write-down of land		3
Increase (decrease) in long-lived assets estimated fair value		1
Reduction in reserves		1
Write-down of goodwill			2
Net operating revenues and income (loss) before income taxes
Net impairment and restructuring charges in discontinued operations		1
Increase (decrease) in long-lived assets estimated fair value		$ 1